Document and Entity Information	Sep. 19, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001564824
Document Type	8-K
Document Period End Date	Sep. 19, 2022
Entity Registrant Name	Allakos Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38582
Entity Tax Identification Number	45-4798831
Entity Address, Address Line One	825 Industrial Road
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	San Carlos
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94070
City Area Code	650
Local Phone Number	597-5002
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001
Trading Symbol	ALLK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false